Dividends paid (Tables)	12 Months Ended
Jun. 30, 2021
Dividends paid
Schedule of dividends paid

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Final dividend — prior year	16	10	6 269
Interim dividend — current year	30	21	3 683
	46	31	9 952